As filed with the Securities and Exchange Commission on August 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at June 30, 2008 (Unaudited)

Shares		Value
	EQUITY FUNDS - 13.41%
1,549	American EuroPacific Growth Fund - Class A	$70,833
18,847	Brandywine Fund*	644,935
3,992	Dodge & Cox Stock Fund	444,358
4,768	Fidelity Select Energy Portfolio	362,585
3,305	FPA Capital Fund	127,701
4,850	Gamco Global Telecommunications Fund - Class AAA	106,546
2,547	Jennison Natural Resources Fund - Class A	182,667
27,549	Keeley Small Cap Value Fund - Class A*	814,628
4,385	Legg Mason Partners Aggressive Growth Fund - Class A*	455,578
3,125	Mairs & Power Growth Fund	209,032
14,946	MFS Mid Cap Growth Fund - Class A*	142,587
14,495	Nicholas Applegate Growth Equity Fund - Class A*	179,298
3,376	The Parnassus Fund	114,987
11,664	Seligman Communications & Information Fund - Class A*	410,923
6,207	Templeton Developing Markets Trust - Class A	158,083
3,376	Vanguard Energy Fund - Investor Class	309,784
	TOTAL EQUITY FUNDS (Cost $4,231,539)	4,734,525

	EXCHANGE TRADED FUNDS - 27.05%
1,205	iShares MSCI EAFE Index Fund	82,783
6,454	iShares MSCI Emerging Markets Index Fund	875,033
13,699	PowerShares QQQ	618,784
35,817	Ultra Dow30 ProShares	2,175,883
15,105	Ultra Financials ProShares	304,215
2,575	Ultra MidCap400 ProShares	182,336
26,409	Ultra QQQ ProShares	1,937,100
8,278	Ultra Real Estate ProShares	232,612
18,202	Ultra Russell2000 ProShares	860,044
14,936	Ultra S&P500 ProShares	920,655
3,585	Ultra S&P SmallCap600 ProShares	179,537
9,676	Ultra Semiconductor ProShares	469,867
12,225	Ultra Technology ProShares	711,862
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,585,975)	9,550,711

	FIXED INCOME FUNDS - 1.81%
5,070	American Century Target Maturities Trust Series 2010 Fund - Investor Class	510,078
1,969	American Century Target Maturities Trust Series 2020 Fund - Investor Class	129,123
	TOTAL FIXED INCOME FUNDS (Cost $629,179)	639,201

	MONEY MARKET FUNDS - 57.79%
20,405,318	AIM Liquid Assets	20,405,318
	TOTAL MONEY MARKET FUNDS (Cost $20,405,318)	20,405,318
	Total Investments (Cost $35,852,011) - 100.06%	35,329,755
	Liabilities in Excess of Other Assets - (0.06)%	(21,332)
	NET ASSETS - 100.00%	$35,308,423

* Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows**:

Cost of investments	$35,855,900

Gross unrealized appreciation	$785,667
Gross unrealized depreciation	(1,311,812)
Net unrealized depreciation	$(526,145)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$35,329,755	$35,329,755	$ —	$ —
Total	$35,329,755	$35,329,755	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/26/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   8/26/2008

* Print the name and title of each signing officer under his or her signature.